Cover	Dec. 03, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 03, 2021
Entity File Number	001-38909
Entity Registrant Name	AGBA Acquisition Limited
Entity Central Index Key	0001769624
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Room 1108, 11th Floor, Block B
Entity Address, Address Line Two	New Mandarin Plaza
Entity Address, Address Line Three	14 Science Museum Road
Entity Address, City or Town	Tsimshatsui East, Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	+852
Local Phone Number	6872 0258
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	N/A
Units, each consisting of one Ordinary Share, $0.001 par value, one Redeemable Warrant to acquire one-half of one Ordinary Share, and one Right to acquire one-tenth (1/10) of an Ordinary Share
Title of 12(b) Security	Units, each consisting of one Ordinary Share, $0.001 par value
Trading Symbol	AGBAU
Security Exchange Name	NASDAQ
Ordinary Shares
Title of 12(b) Security	Ordinary Shares
Trading Symbol	AGBA
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	AGBAW
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	AGBAR
Security Exchange Name	NASDAQ